Investment In Joint Ventures And Associates_Financial information relating to investments in joint ventures and associates accounted for using the equity method of accounting (Details) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Woori Blackstone Korea Opportunity No.1 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		₩ 57,971
Liabilities		427
Operating revenue		75,084
Net income(loss)		38,226
Kumho Tire Co Inc
Equity method investment summarized financial information [Line Items]
Assets	₩ 5,105,107	5,079,740
Liabilities	3,928,327	3,914,306
Operating revenue	2,136,569	2,156,667
Net income(loss)	(61,748)	(53,328)
Woori Service Networks Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	4,982	4,722
Liabilities	1,780	1,782
Operating revenue	14,887	14,875
Net income(loss)	1,003	801
Korea Credit Bureau Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	75,504	71,245
Liabilities	19,323	17,322
Operating revenue	68,750	59,868
Net income(loss)	3,580	3,517
Korea Finance Security Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	33,915	32,262
Liabilities	10,461	9,759
Operating revenue	55,610	52,657
Net income(loss)	1,071	700
Chin Hung International Inc
Equity method investment summarized financial information [Line Items]
Assets	341,284	421,710
Liabilities	259,454	354,995
Operating revenue	513,285	578,640
Net income(loss)	28,698	794
Poonglim Industrial Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	241,063	304,718
Liabilities	309,925	323,765
Operating revenue	107,360	156,770
Net income(loss)	(29,812)	(15,135)
STX Engine Co Ltd
Equity method investment summarized financial information [Line Items]
Assets		865,265
Liabilities		769,481
Operating revenue		372,295
Net income(loss)		(22,978)
Samho Co Ltd
Equity method investment summarized financial information [Line Items]
Assets		740,786
Liabilities		489,130
Operating revenue		909,927
Net income(loss)		68,077
STX Corporation
Equity method investment summarized financial information [Line Items]
Assets	595,348	781,622
Liabilities	543,458	1,087,469
Operating revenue	1,371,272	1,252,968
Net income(loss)	342,869	(378,782)
Saman Corporation
Equity method investment summarized financial information [Line Items]
Assets	98,435	83,380
Liabilities	69,929	47,175
Operating revenue	76,135	72,850
Net income(loss)	(6,096)	2,746
Woori Growth Partnerships New Technology Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	120,133	57,339
Liabilities	485	493
Operating revenue	1,024	37
Net income(loss)	(3,199)	(2,177)
2016KIF-IMM Woori Bank Technology Venture Fund
Equity method investment summarized financial information [Line Items]
Assets	32,815	9,005
Liabilities	380	254
Operating revenue	6	5
Net income(loss)	(1,515)	(250)
K BANK Co Ltd
Equity method investment summarized financial information [Line Items]
Assets	1,244,270	239,806
Liabilities	1,001,121	5,633
Operating revenue	19,231	2,927
Net income(loss)	(74,403)	(12,222)
Woori Renaissance Holdings Inc
Equity method investment summarized financial information [Line Items]
Assets		127,411
Liabilities		26,703
Operating revenue		37,206
Net income(loss)		33,508
Woori Columbus First Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets		811
Liabilities		506
Operating revenue		3,764
Net income(loss)		₩ (450)
Smart Private Equity Fund No.2
Equity method investment summarized financial information [Line Items]
Assets	14,711
Liabilities	51
Operating revenue	1
Net income(loss)	(340)
Woori Bank-Company K Korea Movie Asset Fund
Equity method investment summarized financial information [Line Items]
Assets	11,830
Liabilities	2
Operating revenue	16
Net income(loss)	(172)
Well to Sea No.3 Private Equity Fund
Equity method investment summarized financial information [Line Items]
Assets	5,068,424
Liabilities	4,534,957
Operating revenue	131,488
Net income(loss)	162,743
Nomura-Rifa Private Real Estate Investment Trust No.17
Equity method investment summarized financial information [Line Items]
Assets	20,265
Liabilities	16,507
Operating revenue	62
Net income(loss)	₩ (242)